Inventories, Net - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Raw material	$ 54,163	$ 55,029
Work in process	230,646	135,341
Goods in transit	971,550	1,044,733
Inventories provision	(72,787)	(18,058)
Total inventories	$ 1,183,572	$ 1,217,045